Related Party Relationships and Transactions - Summary of Subsidiaries, Associate and Joint Venture (Detail)	12 Months Ended
Mar. 31, 2025
Wipro, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, LLC
Country of Incorporation	USA
Aggne Global I T Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global IT Services Private Limited	[1]
Country of Incorporation	India
Wipro Gallagher Solutions, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gallagher Solutions, LLC
Country of Incorporation	USA
Wipro Insurance Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Insurance Solutions, LLC
Country of Incorporation	USA
Wipro IT Services, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services, LLC
Country of Incorporation	USA
Health Plan Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services, Inc.	[2]
Country of Incorporation	USA
Wipro Appirio, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio, Inc.	[2]
Country of Incorporation	USA
Infocrossing, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Infocrossing, LLC
Country of Incorporation	USA
International TechneGroup Incorporated [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Incorporated	[2]
Country of Incorporation	USA
Wipro NextGen Enterprise Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro NextGen Enterprise Inc.	[2]
Country of Incorporation	USA
Wipro Designit Services, Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services, Inc.	[2]
Country of Incorporation	USA
Wipro Telecom Consulting LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Telecom Consulting LLC
Country of Incorporation	USA
Wipro VLSI Design Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services, LLC
Country of Incorporation	USA
Applied Value Technologies, Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies, Inc.	[3]
Country of Incorporation	USA
Aggne Global Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global Inc.	[1]
Country of Incorporation	USA
Cardinal US Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cardinal US Holdings, Inc.	[2]
Country of Incorporation	USA
Rizing Intermediate Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Intermediate Holdings, Inc.	[2]
Country of Incorporation	USA
Edgile, LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Edgile, LLC
Country of Incorporation	USA
Wipro Overseas IT Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Overseas IT Services Private Limited
Country of Incorporation	India
Wipro Japan KK [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Japan KK
Country of Incorporation	Japan
Wipro Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Wipro Trademarks Holding Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Trademarks Holding Limited
Country of Incorporation	India
Wipro Travel Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Travel Services Limited
Country of Incorporation	India
Wipro Holdings UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings (UK) Limited
Country of Incorporation	U.K
Wipro VLSI Design Services India Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services India Private Limited
Country of Incorporation	India
Designit AS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit A/S
Country of Incorporation	Denmark
Designit Denmark A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Denmark A/S
Country of Incorporation	Denmark
Designit Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Germany GmbH
Country of Incorporation	Germany
Designit Oslo A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Oslo A/S
Country of Incorporation	Norway
Designit T.L.V Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit T.L.V Ltd.
Country of Incorporation	Israel
Designit Spain Digital, S.L.U [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Spain Digital, S.L.U
Country of Incorporation	Spain
Wipro UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro UK Limited
Country of Incorporation	U.K.
Wipro IT Services S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services S.R.L.
Country of Incorporation	Romania
Wipro Gulf LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Wipro Bahrain Limited Co. W.L.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Bahrain Limited Co. W.L.L
Country of Incorporation	Bahrain
Wipro Czech Republic I T Services s.r.o. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Czech Republic IT Services s.r.o.
Country of Incorporation	Czech Republic
Wipro CRM Services (formerly known as Wipro 4C NV) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services (formerly known as Wipro 4C NV)
Country of Incorporation	Belgium
Wipro CRM Services B.V. (formerly known as Wipro 4C Nederland B.V) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services B.V. (formerly known as Wipro 4C Nederland B.V)
Country of Incorporation	Netherlands
Wipro CRM Services ApS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services ApS
Country of Incorporation	Denmark
Wipro CRM Services UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services UK Limited
Country of Incorporation	U.K
Wipro 4C Consulting France SAS [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Consulting France SAS
Country of Incorporation	France
Wipro IT Services UK Societas [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services UK Societas
Country of Incorporation	U.K.
Wipro Doha LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Doha LLC
Country of Incorporation	Qatar
Wipro Technologies SA DE CV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA DE CV
Country of Incorporation	Mexico
Wipro Holdings Hungary Korlatolt Felelossegu Tarsasag [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Hungary Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Women's Business Park Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Women's Business Park Technologies Limited	[4]
Country of Incorporation	Saudi Arabia
Wipro IT Services Poland SP Z.O.O [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Poland SP Z.O.O
Country of Incorporation	Poland
Wipro Regional Headquarter [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Regional Headquarter
Country of Incorporation	Saudi Arabia
Wipro Technologies Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Australia Pty Ltd
Country of Incorporation	Australia
Wipro Technologies South Africa (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	South Africa
Wipro Technologies Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Nigeria Limited
Country of Incorporation	Nigeria
Wipro IT Services Ukraine LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Service Ukraine, LLC
Country of Incorporation	Ukraine
Wipro Information Technology Netherlands BV. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Netherlands BV.
Country of Incorporation	Netherlands
Wipro Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Portugal S.A.	[2]
Country of Incorporation	Portugal
Wipro Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited
Country of Incorporation	Russia
Applied Value Technologies B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies B.V.	[5]
Country of Incorporation	Netherlands
Wipro Technology Chile SPA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Chile SPA
Country of Incorporation	Chile
Wipro Ampion Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Ampion Holdings Pty Ltd	[2]
Country of Incorporation	Australia
Wipro Revolution IT Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Revolution IT Pty Ltd
Country of Incorporation	Australia
Wipro Solutions Canada Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Solutions Canada Limited
Country of Incorporation	Canada
Wipro Information Technology Kazakhstan LLP [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Kazakhstan LLP
Country of Incorporation	Kazakhstan
Wipro Technologies W.T. Sociedad Anonima [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies W.T. Sociedad Anonima
Country of Incorporation	Costa Rica
Wipro Outsourcing Services (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Outsourcing Services (Ireland) Limited
Country of Incorporation	Ireland
Wipro Technologies Peru SAC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru SAC
Country of Incorporation	Peru
Wipro do Brasil Technologia Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda	[2]
Country of Incorporation	Brazil
Wipro Technologies SA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Wipro Technologies SRL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SRL
Country of Incorporation	Romania
PT WT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT. WT Indonesia
Country of Incorporation	Indonesia
Wipro (Thailand) Co. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Rainbow Software LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rainbow Software LLC
Country of Incorporation	Iraq
Wipro Arabia Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Arabia Limited	[4]
Country of Incorporation	Saudi Arabia
Attune Consulting India Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Consulting India Private Limited
Country of Incorporation	India
Wipro Networks Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Networks Pte Limited
Country of Incorporation	Singapore
Wipro (Dalian) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Dalian) Limited
Country of Incorporation	China
Wipro Technologies SDN BHD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SDN BHD
Country of Incorporation	Malaysia
Applied Value Technologies Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies Pte Limited	[6]
Country of Incorporation	Singapore
Wipro Chengdu Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Wipro Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Philippines, Inc.
Country of Incorporation	Philippines
Wipro IT Services Bangladesh Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Bangladesh Limited
Country of Incorporation	Bangladesh
Wipro HR Services India Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro HR Services India Private Limited
Country of Incorporation	India
Capco Technologies Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Technologies Private Limited
Country of Incorporation	India
Wipro Technology Product Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Product Services Private Limited
Country of Incorporation	India
Wipro Financial Outsourcing Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Financial Outsourcing Services Limited
Country of Incorporation	U.K
Wipro Technologies Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies GmbH
Country of Incorporation	Germany
Wipro IT Services Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Austria GmbH
Country of Incorporation	Austria
Wipro Do Brasil Sistemas De Informatica Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemas De Informatica Ltda
Country of Incorporation	Brazil
Wipro do Brasil Servicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Servicos Ltda
Country of Incorporation	Brazil
HealthPlan Services Insurance Agency, LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services Insurance Agency, LLC
Country of Incorporation	USA
International TechneGroup Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Ltd.
Country of Incorporation	U.K.
ITI Proficiency Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	ITI Proficiency Ltd
Country of Incorporation	Israel
MechWorks S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	MechWorks S.R.L.
Country of Incorporation	Italy
Wipro Designit Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services Limited
Country of Incorporation	Ireland
Topcoder, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Topcoder, LLC.
Country of Incorporation	USA
Wipro Appirio (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio (Ireland) Limited
Country of Incorporation	Ireland
Wipro Appirio UK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio UK Limited
Country of Incorporation	U.K.
Grove Holdings 2 S.a.r.l [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Grove Holdings 2 S.á.r.l
Country of Incorporation	Luxembourg
Capco Solution Services GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Solution Services GmbH
Country of Incorporation	Germany
The Capital Markets Company Italy Srl [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Italy Srl
Country of Incorporation	Italy
The Capital Markets Company BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company BV	[2]
Country of Incorporation	Belgium
Capco Consulting Middle East FZE [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Middle East FZE	[7]
Country of Incorporation	UAE
Capco Brasil Servicos E Consultoria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Brasil Serviços E Consultoria Ltda
Country of Incorporation	Brazil
The Capital Markets Company LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company LLC
Country of Incorporation	USA
The Capital Markets Company S.á.r.l [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.á.r.l
Country of Incorporation	Switzerland
Andrion AG [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Andrion AG
Country of Incorporation	Switzerland
Capco Belgium BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Belgium BV
Country of Incorporation	Belgium
The Capital Markets Company (UK) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company (UK) Ltd
Country of Incorporation	U.K.
The Capital Markets Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Canada
LeanSwift AB [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	LeanSwift AB
Country of Incorporation	Sweden
Capco Consulting Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Services LLC
Country of Incorporation	USA
Capco RISC Consulting LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco RISC Consulting LLC
Country of Incorporation	USA
Wipro Shelde Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shelde Australia Pty Ltd
Country of Incorporation	Australia
Attune Netherlands B.V [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Netherlands B.V.	[8]
Country of Incorporation	Netherlands
Wipro Business Solutions Gmbh [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Business Solutions GmbH	[8]
Country of Incorporation	Germany
Rizing Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Germany GmbH
Country of Incorporation	Germany
Attune Italia S R L [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Italia S.R.L
Country of Incorporation	Italy
Attune UK Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune UK Ltd.
Country of Incorporation	U.K.
Rizing Lanka Private Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Lanka (Private) Ltd
Country of Incorporation	Sri Lanka
Rizing Solutions Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Canada Inc.
Country of Incorporation	Canada
Rizing LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing LLC
Country of Incorporation	USA
The Capital Markets Company s.r.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company s.r.o
Country of Incorporation	Slovakia
The Capital Markets Company S.A.S [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.A.S
Country of Incorporation	France
Capco Poland sp. z.o.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Poland sp. z.o.o
Country of Incorporation	Poland
CapAfric Consulting (Pty) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	CapAfric Consulting (Pty) Ltd
Country of Incorporation	South Africa
Capco Consulting Singapore Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Singapore Pte. Ltd
Country of Incorporation	Singapore
The Capital Markets Company GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company GmbH
Country of Incorporation	Germany
Capco Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Austria GmbH
Country of Incorporation	Austria
Capco Consultancy (Malaysia) Sdn. Bhd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Malaysia) Sdn. Bhd
Country of Incorporation	Malaysia
Capco Greece Single Member P.C [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Greece Single Member P.C
Country of Incorporation	Greece
Capco Consultancy (Thailand) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Thailand) Ltd
Country of Incorporation	Thailand
Wipro Technology Solutions S R L [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Solutions S.R.L
Country of Incorporation	Romania
Aasonn Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aasonn Philippines Inc.
Country of Incorporation	Philippines
Rizing BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing B.V.
Country of Incorporation	Netherlands
Rizing Consulting Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Ireland Limited
Country of Incorporation	Ireland
Rizing Geospatial LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Geospatial LLC
Country of Incorporation	USA
Rizing GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing GmbH
Country of Incorporation	Germany
Rizing Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Limited
Country of Incorporation	U.K.
Rizing Consulting USA, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting USA, Inc.	[9]
Country of Incorporation	USA
Rizing Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Pte Ltd.	[8]
Country of Incorporation	Singapore
Rizing New Zealand Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing New Zealand Ltd.
Country of Incorporation	New Zealand
Rizing Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Philippines Inc.
Country of Incorporation	Philippines
Rizing SDN BHD [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing SDN BHD
Country of Incorporation	Malaysia
Rizing Solutions Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Pty Ltd
Country of Incorporation	Australia
The Capital Markets Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Hong Kong
Rizing Consulting Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Pty Ltd.
Country of Incorporation	Australia
Wipro Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, Inc	[10]
Country of Incorporation	USA
Wipro Life Science Solutions LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Life Science Solutions, LLC	[11]
Country of Incorporation	USA

[1]	The Company holds 60% of the equity securities of Aggne Global IT Services Private Limited and Wipro IT Services, LLC holds 60% of the equity securities of Aggne Global Inc.
[2]	Step Subsidiary details of Cardinal US Holdings, Inc., HealthPlan Services, Inc., International TechneGroup Incorporated, Wipro NextGen Enterprise Inc., Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda and Wipro Portugal S.A.
[3]	Wipro IT Services, LLC has acquired 100% of the equity securities of Applied Value Technologies, Inc.
[4]	Wipro IT Services UK Societas holds 66.67% of the equity securities of Wipro Arabia Limited. Wipro Arabia Limited acquired 45% of the equity securities of Women’s Business Park Technologies Limited on March 24, 2025 in addition to 55% of the equity securities held at the beginning of financial year 2025.
[5]	Wipro Information Technology Netherlands BV. has acquired 100% of the equity securities of Applied Value Technologies B.V.
[6]	Wipro Networks Pte Limited has acquired 100% of the equity securities of Applied Value Technologies Pte Limited.
[7]	Capco Consulting Middle East FZE has been incorporated with effect from December 17, 2024 which is 100% held by Grove Holdings 2 S.á.r.l.
[8]	Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd., Wipro Business Solutions GmbH are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Netherlands B.V.			Netherlands
	Rizing Germany GmbH		Germany
	Attune Italia S.R.L		Italy
	Attune UK Ltd.		U.K.
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand
	Rizing Philippines Inc.		Philippines
	Rizing SDN BHD		Malaysia
	Rizing Solutions Pty Ltd		Australia
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania

[9]	Attune Netherlands B.V transferred its entire shareholding in Rizing Consulting USA, Inc. to Rizing LLC, effective March 31, 2025.
[10]	Wipro, Inc. has been incorporated as a wholly-owned subsidiary of the Company with effect from September 30, 2024.
[11]	Wipro Life Science Solutions, LLC has been incorporated as a wholly-owned subsidiary of Wipro, Inc. with effect from October 10, 2024.